Note 14 - Financial assets at amortised cost- Loans Interest Rate Sensitibility and advances to customers (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Fixed Interest Rate
Disclosure Of Loans Interest Rate Sensitivity And Advances To Customers LineItems
National Security	€ 46,104,000,000	€ 55,920,000,000
Foreign Security	66,444,000,000	68,915,000,000
Total Financial Assets	112,548,000,000	124,835,000,000
Variable Interest Rate [Member]
Disclosure Of Loans Interest Rate Sensitivity And Advances To Customers LineItems
National Security	86,710,000,000	79,329,000,000
Foreign Security	41,452,000,000	97,765,000,000
Total Financial Assets	128,162,000,000	177,095,000,000
Total Member
Disclosure Of Loans Interest Rate Sensitivity And Advances To Customers LineItems
National Security	132,814,000,000	135,249,000,000
Foreign Security	107,895,000,000	166,680,000,000
Total Financial Assets	€ 240,710,000,000	€ 301,929,000,000